Rendering of services (Tables)	12 Months Ended
Mar. 31, 2026
Rendering Of Services
Schedule of revenue by product type and customer type

Revenue by Product types

	March 31,
	2024	2025	2026
Air Ticketing	1,729,305	1,925,254	2,449,428
Hotels and Packages	1,693,962	5,138,044	6,775,312
Other Services	160,531	320,166	314,438
	3,583,798	7,383,464	9,539,178

The Company disaggregates its revenue from contracts with customers by the timing of transfer of products and services to customers, as the Company believes these categories best depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The Company disaggregates the revenue in the following table:

		March 31,
Particulars	Timing of Transfer	2024	2025	2026
Air ticketing	Point in time	1,719,723	1,895,802	2,420,039
Air ticketing	Over the time	9,582	29,452	29,389
Hotels and Packages	Point in time	1,693,962	5,138,044	6,775,312
Other Services	Point in time	160,531	320,166	314,438
		3,583,798	7,383,464	9,539,178

Schedule of contract liabilities
	March 31,
	2025	2026
Advance from customers (refer to Note 37)	1,027,588	861,238
Deferred revenue (refer to Note 35)	2,390	2,511
Total Contract liabilities	1,029,978	863,749

Schedule of changes in contract liabilities

Changes in contract liabilities are as follows:

	March 31,
	2025	2026
Balance at the beginning of the year	622,178	1,027,588
Revenue recognized during the year	(520,441)	(2,383,175)
Refund during the year	(9,103)	(5,117)
Advances received during the year	934,954	2,221,942
Balance at the end of the year	1,027,588	861,238